Quarterly Report
April 30, 2023
MFS®  Emerging Markets
Debt Fund
EMD-Q3

Portfolio of Investments
4/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer		Shares/Par	Value ($)
Bonds – 91.4%
Angola – 1.7%
Republic of Angola, 8.75%, 4/14/2032 (n)		$26,859,000	$22,196,815
Republic of Angola, 9.375%, 5/08/2048 (n)		500,000	382,400
Republic of Angola, 9.375%, 5/08/2048		29,216,000	22,344,397
Republic of Angola, 9.125%, 11/26/2049 (n)		391,000	291,250
Republic of Angola, 9.125%, 11/26/2049		93,228,000	69,444,045
			$114,658,907
Argentina – 1.0%
Republic of Argentina, 3.875%, 1/09/2038		$77,421,000	$21,269,774
Republic of Argentina, 3.5%, 7/09/2041		183,639,000	45,766,888
			$67,036,662
Azerbaijan – 0.9%
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		$34,360,000	$35,302,151
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		28,493,000	29,505,072
			$64,807,223
Benin – 0.3%
Republic of Benin, 4.875%, 1/19/2032	EUR	9,702,000	$7,945,282
Republic of Benin, 4.875%, 1/19/2032 (n)		7,911,000	6,478,574
Republic of Benin, 6.875%, 1/19/2052 (n)		4,952,000	3,623,736
Republic of Benin, 6.875%, 1/19/2052		3,700,000	2,707,557
			$20,755,149
Bermuda – 0.7%
Government of Bermuda, 2.375%, 8/20/2030 (n)		$16,826,000	$14,453,534
Government of Bermuda, 2.375%, 8/20/2030		7,733,000	6,642,647
Government of Bermuda, 5%, 7/15/2032 (n)		16,592,000	16,631,321
Government of Bermuda, 3.375%, 8/20/2050 (n)		15,484,000	10,995,911
Government of Bermuda, 3.375%, 8/20/2050		1,800,000	1,278,264
			$50,001,677
Brazil – 2.4%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032		$21,104,962	$18,406,522
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)		17,818,000	16,431,421
Banco do Brasil S.A. (Cayman Branch), 6.25%, 4/18/2030 (n)		13,316,000	13,236,104
Ero Copper Corp., 6.5%, 2/15/2030 (n)		14,609,000	12,997,627
Federative Republic of Brazil, 10%, 1/01/2025	BRL	44,706,000	8,690,386
Federative Republic of Brazil, 10%, 1/01/2027		46,884,000	8,914,807
Federative Republic of Brazil, 10%, 1/01/2029		35,521,000	6,768,055
Federative Republic of Brazil, 6%, 10/20/2033		$17,301,000	17,000,655
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031		19,737,000	14,866,885
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		12,367,054	9,503,697
MV24 Capital B.V., 6.748%, 6/01/2034		13,225,217	11,809,782
Sitios Latinoamerica, S.A.B. de C.V., 5.375%, 4/04/2032		10,144,000	9,263,937
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		14,585,000	13,946,615
TerraForm Global Operating LLC, 6.125%, 3/01/2026		992,000	948,580
			$162,785,073
Bulgaria – 0.3%
Bulgarian Energy Holdings, 2.45%, 7/22/2028	EUR	23,017,000	$20,626,260
Cameroon – 0.2%
Republic of Cameroon, 5.95%, 7/07/2032	EUR	16,931,000	$13,026,185

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chile – 4.2%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	$2,909,000	$2,699,227
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079	15,419,000	14,307,107
Agrosuper S.A., 4.6%, 1/20/2032	4,865,000	4,265,347
Agrosuper S.A., 4.6%, 1/20/2032 (n)	9,107,000	7,984,485
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)	13,764,804	9,958,835
Antofagasta PLC, 5.625%, 5/13/2032 (z)	13,944,000	13,963,522
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)	11,434,000	10,939,090
Banco del Estado de Chile, 2.704%, 1/09/2025	12,198,000	11,670,021
Chile Electricity PEC S.p.A., 0%, 1/25/2028	9,915,000	7,287,525
Colbun S.A., 3.95%, 10/11/2027	7,305,000	6,886,522
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)	17,617,000	15,194,663
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032	6,296,000	5,430,300
E.CL S.A., 4.5%, 1/29/2025	7,978,000	7,682,942
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026	7,960,000	7,511,147
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029 (n)	1,484,000	1,441,335
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029	16,294,000	15,825,547
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)	16,339,000	13,772,751
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031	2,258,000	1,903,352
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)(w)	15,426,000	15,368,153
Empresa Nacional del Petroleo (Republic of Chile), 4.5%, 9/14/2047	4,456,000	3,433,448
Enel Chile S.A., 4.875%, 6/12/2028	7,034,000	6,922,240
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)	12,882,000	10,565,690
ENGIE Energía Chile S.A., 3.4%, 1/28/2030	9,300,000	7,627,769
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	15,653,000	14,671,557
Republic of Chile, 2.55%, 7/27/2033	18,126,000	15,170,196
Republic of Chile, 3.5%, 1/31/2034	15,284,000	13,813,185
Republic of Chile, 4%, 1/31/2052	20,620,000	17,092,127
Republic of Chile, 3.25%, 9/21/2071	11,703,000	7,784,565
Transelec S.A., 3.875%, 1/12/2029	5,077,000	4,651,106
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028	9,086,000	5,042,730
VTR Finance N.V., 6.375%, 7/15/2028 (n)	7,102,000	2,414,680
VTR Finance N.V., 6.375%, 7/15/2028	5,600,000	1,904,000
		$285,185,164
China – 1.8%
CCBL (Cayman) 1 Corp. Ltd., 3.5%, 5/16/2024	$13,594,000	$13,372,418
Country Garden Holdings Co. Ltd., 2.7%, 7/12/2026	2,630,000	1,192,048
Country Garden Holdings Co. Ltd., 4.8%, 8/06/2030	985,000	395,644
Country Garden Holdings Co. Ltd., 3.875%, 10/22/2030	3,720,000	1,489,408
Country Garden Holdings Co. Ltd., 3.3%, 1/12/2031	3,009,000	1,170,859
ENN Clean Energy International Investment Ltd., 3.375%, 5/12/2026 (n)	10,735,000	9,592,209
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.75%, 4/27/2027	11,602,000	10,044,356
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.25%, 11/13/2024	11,754,000	10,902,538
Meituan, 2.125%, 10/28/2025 (n)	8,941,000	8,192,999
Meituan, 2.125%, 10/28/2025	2,700,000	2,474,119
Meituan, 3.05%, 10/28/2030 (n)	17,044,000	13,501,935
Meituan, 3.05%, 10/28/2030	3,000,000	2,376,543
Prosus N.V., 3.061%, 7/13/2031 (n)	12,154,000	9,573,456
Prosus N.V., 4.193%, 1/19/2032 (n)	8,286,000	7,039,059
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027	18,831,000	18,345,160
Sunac China Holdings Ltd., 7.95%, 10/11/2023 (a)(d)	3,354,000	672,350
Sunac China Holdings Ltd., 7.5%, 2/01/2024 (a)(d)	15,215,000	3,050,028
Sunac China Holdings Ltd., 6.5%, 1/10/2025 (a)(d)	8,326,000	1,669,046
Times China Holdings Ltd., 6.75%, 7/08/2025 (a)	9,100,000	1,108,017
Times China Holdings Ltd., 6.2%, 3/22/2026 (a)	9,800,000	1,194,876

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
China – continued
Weibo Corp., 3.375%, 7/08/2030		$10,920,000	$8,786,996
			$126,144,064
Colombia – 0.9%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)		$8,710,000	$6,445,400
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)		18,091,000	11,460,648
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030		300,000	190,050
Republic of Colombia, 3.125%, 4/15/2031		21,924,000	16,203,964
Republic of Colombia, 8%, 4/20/2033		4,768,000	4,755,141
Republic of Colombia, 5.2%, 5/15/2049		10,218,000	6,872,390
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		14,693,000	10,880,167
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)		9,278,300	8,183,368
			$64,991,128
Costa Rica – 1.0%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031 (n)		$9,185,000	$8,882,446
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		30,172,000	30,687,474
Republic of Costa Rica, 7%, 4/04/2044		16,894,000	16,635,127
Republic of Costa Rica, 7.158%, 3/12/2045		11,093,000	11,029,336
			$67,234,383
Cote d'Ivoire – 1.0%
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	15,382,000	$13,810,398
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)		23,363,000	19,456,162
Republic of Cote d'Ivoire, 4.875%, 1/30/2032		6,400,000	5,329,771
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)		14,557,000	11,593,013
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		17,654,000	14,059,425
Republic of Cote d'Ivoire, 6.625%, 3/22/2048 (n)		6,440,000	4,751,641
Republic of Cote d'Ivoire, 6.625%, 3/22/2048		2,200,000	1,623,232
			$70,623,642
Czech Republic – 0.2%
PPF Telecom Group B.V., 3.25%, 9/29/2027	EUR	15,815,000	$16,032,431
Dominican Republic – 3.4%
Dominican Republic, 5.5%, 2/22/2029 (n)		$19,127,000	$18,200,570
Dominican Republic, 4.5%, 1/30/2030 (n)		7,778,000	6,875,132
Dominican Republic, 4.5%, 1/30/2030		200,000	176,784
Dominican Republic, 7.05%, 2/03/2031 (n)		12,594,000	12,786,407
Dominican Republic, 4.875%, 9/23/2032 (n)		27,009,000	23,254,504
Dominican Republic, 4.875%, 9/23/2032		49,771,000	42,852,380
Dominican Republic, 6%, 2/22/2033 (n)		24,933,000	23,250,022
Dominican Republic, 6%, 2/22/2033		7,339,000	6,843,617
Dominican Republic, 5.3%, 1/21/2041 (n)		7,065,000	5,562,651
Dominican Republic, 5.3%, 1/21/2041		12,400,000	9,763,180
Dominican Republic, 6.5%, 2/15/2048		8,790,000	7,489,089
Dominican Republic, 6.4%, 6/05/2049		5,782,000	4,846,355
Dominican Republic, 5.875%, 1/30/2060 (n)		896,000	682,692
Dominican Republic, 5.875%, 1/30/2060		71,103,000	54,175,702
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028 (n)		8,563,000	7,749,515
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028		11,200,000	10,136,000
			$234,644,600

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Ecuador – 0.6%
Republic of Ecuador, 2.5%, 7/31/2035		$45,764,000	$16,720,588
Republic of Ecuador, 1.5%, 7/31/2040 (n)		2,286,161	743,002
Republic of Ecuador, 1.5%, 7/31/2040		66,398,000	21,579,350
			$39,042,940
Egypt – 1.4%
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	3,246,000	$1,863,640
Arab Republic of Egypt, 6.375%, 4/11/2031		4,400,000	2,526,191
Arab Republic of Egypt, 7.052%, 1/15/2032 (n)		$5,316,000	2,927,787
Arab Republic of Egypt, 7.052%, 1/15/2032		5,696,000	3,137,072
Arab Republic of Egypt, 7.625%, 5/29/2032 (n)		1,286,000	719,779
Arab Republic of Egypt, 7.625%, 5/29/2032		3,800,000	2,126,875
Arab Republic of Egypt, 8.5%, 1/31/2047 (n)		1,618,000	850,712
Arab Republic of Egypt, 8.5%, 1/31/2047		45,930,000	24,149,075
Arab Republic of Egypt, 7.903%, 2/21/2048		16,623,000	8,358,876
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		9,028,000	4,787,548
Arab Republic of Egypt, 8.7%, 3/01/2049		13,586,000	7,204,656
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		10,162,000	5,388,543
Arab Republic of Egypt, 8.875%, 5/29/2050		11,948,000	6,335,594
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		21,942,000	10,960,468
Energean PLC, 6.5%, 4/30/2027 (n)		19,035,000	17,234,289
			$98,571,105
El Salvador – 0.1%
Republic of El Salvador, 7.65%, 6/15/2035		$5,693,000	$2,858,484
Republic of El Salvador, 7.124%, 1/20/2050		5,284,000	2,549,603
			$5,408,087
Gabon – 0.6%
Republic of Gabon, 6.625%, 2/06/2031		$4,910,000	$3,612,582
Republic of Gabon, 7%, 11/24/2031 (n)		11,400,000	8,408,640
Republic of Gabon, 7%, 11/24/2031		34,970,000	25,793,872
			$37,815,094
Ghana – 0.6%
Kosmos Energy Ltd., 7.75%, 5/01/2027		$7,927,000	$6,850,362
Kosmos Energy Ltd., 7.5%, 3/01/2028		13,063,000	10,951,809
Republic of Ghana, 7.75%, 4/07/2029 (a)		3,909,000	1,427,567
Republic of Ghana, 8.625%, 4/07/2034 (a)		16,111,000	5,948,503
Republic of Ghana, 7.875%, 2/11/2035		38,592,000	14,248,166
Republic of Ghana, 8.75%, 3/11/2061 (a)		4,612,000	1,602,670
			$41,029,077
Guatemala – 2.4%
Banco Industrial S.A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)		$11,738,000	$10,965,522
Central America Bottling Co., 5.25%, 4/27/2029 (n)		19,446,000	18,133,960
CT Trust, 5.125%, 2/03/2032 (n)		17,101,000	14,111,694
Energuate Trust, 5.875%, 5/03/2027 (n)		5,065,000	4,723,112
Energuate Trust, 5.875%, 5/03/2027		19,650,000	18,323,625
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		14,348,000	13,271,900
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		9,384,000	7,264,205
Millicom International Cellular S.A., 4.5%, 4/27/2031		3,349,000	2,592,479
Republic of Guatemala, 4.875%, 2/13/2028		4,270,000	4,152,575
Republic of Guatemala, 5.25%, 8/10/2029 (n)		5,667,000	5,521,039
Republic of Guatemala, 4.9%, 6/01/2030		10,821,000	10,297,436
Republic of Guatemala, 3.7%, 10/07/2033		11,724,000	9,777,347

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Guatemala – continued
Republic of Guatemala, 3.7%, 10/07/2033 (n)		$9,276,000	$7,735,813
Republic of Guatemala, 4.65%, 10/07/2041 (n)		9,506,000	7,758,265
Republic of Guatemala, 4.65%, 10/07/2041		9,100,000	7,426,911
Republic of Guatemala, 6.125%, 6/01/2050		26,857,000	25,127,935
			$167,183,818
Hungary – 1.8%
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)(w)		$15,488,000	$15,565,440
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag, 0.875%, 11/18/2027	EUR	18,400,000	15,912,444
Republic of Hungary, 6.125%, 5/22/2028 (n)		$16,829,000	17,429,627
Republic of Hungary, 5.25%, 6/16/2029 (n)		13,477,000	13,328,861
Republic of Hungary, 6.25%, 9/22/2032 (n)		22,981,000	23,814,061
Republic of Hungary, 5.5%, 6/16/2034 (n)		32,398,000	31,687,058
Republic of Hungary, 6.75%, 9/25/2052 (n)		6,061,000	6,288,894
			$124,026,385
India – 5.0%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$13,683,000	$13,047,504
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024		6,100,000	5,816,691
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)		9,303,000	6,065,392
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		12,888,785	9,359,683
Adani Transmission Ltd., 4.25%, 5/21/2036		6,897,735	5,009,054
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		7,810,099	5,998,937
Azure Power Energy Ltd., 3.575%, 8/19/2026		12,738,071	9,784,112
Clean Renewable Power (Mauritius) Pte. Ltd., 4.25%, 3/25/2027 (n)		13,029,300	11,401,783
Clean Renewable Power (Mauritius) Pte. Ltd., 4.25%, 3/25/2027		4,071,540	3,562,956
Cliffton Ltd., 6.25%, 10/25/2025 (n)		18,844,000	17,979,914
Export-Import Bank of India, 3.25%, 1/15/2030		7,705,000	6,881,567
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		28,790,000	23,449,083
Export-Import Bank of India, 2.25%, 1/13/2031		9,440,000	7,688,758
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		35,146,000	35,659,940
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		14,053,940	12,648,546
Greenko Power II Ltd. (Republic of India), 4.3%, 12/13/2028 (n)		7,186,375	6,219,329
Greenko Wind Projects (Mauritius) Ltd., 5.5%, 4/06/2025 (n)		17,819,000	16,917,488
Indian Railway Finance Corp., 3.249%, 2/13/2030		5,300,000	4,671,311
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		19,986,000	16,773,461
Indian Railway Finance Corp., 2.8%, 2/10/2031		14,793,000	12,415,181
JSW Hydro Energy Ltd., 4.125%, 5/18/2031		11,312,070	9,428,347
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)		17,682,000	15,308,740
JSW Infrastructure Ltd., 4.95%, 1/21/2029		4,229,000	3,661,388
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)		3,562,000	3,522,284
Muthoot Finance Ltd., 4.4%, 9/02/2023		2,799,000	2,767,791
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030 (n)		8,024,000	7,231,389
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030		4,200,000	3,785,124
Power Finance Corp. Ltd. (Republic of India), 3.35%, 5/16/2031		8,519,000	7,190,298
REC Ltd. (Republic of India), 5.625%, 4/11/2028 (n)		20,980,000	21,072,780
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		15,857,000	13,396,824
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		18,869,000	18,286,908
UPL Ltd., 4.625%, 6/16/2030		3,366,000	2,882,002
			$339,884,565
Indonesia – 5.0%
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)		$1,917,000	$1,800,970
Listrindo Capital B.V., 4.95%, 9/14/2026		17,762,000	16,686,925
Medco Bell Pte. Ltd., 6.375%, 1/30/2027		13,782,000	12,560,471
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		19,248,000	17,418,428

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Indonesia – continued
Perusahaan Penerbit SBSN Indonesia III, 2.8%, 6/23/2030 (n)		$7,156,000	$6,463,969
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)		18,166,000	17,459,601
PT Freeport Indonesia, 6.2%, 4/14/2052 (n)		18,502,000	17,034,218
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		11,022,000	9,369,524
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032		11,288,000	9,594,926
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052		22,114,000	16,195,147
PT Pertamina (Persero) (Republic of Indonesia), 5.625%, 5/20/2043		6,985,000	6,631,983
PT Pertamina (Persero) (Republic of Indonesia), 6.5%, 11/07/2048		4,636,000	4,767,171
PT Pertamina (Persero) (Republic of Indonesia), 4.15%, 2/25/2060		3,363,000	2,465,426
PT Perusahaan Listrik Negara (Republic of Indonesia), 6.15%, 5/21/2048		2,770,000	2,700,981
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049 (n)		6,353,000	5,246,750
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049		2,700,000	2,229,848
Republic of Indonesia, 3.4%, 9/18/2029		7,343,000	6,915,037
Republic of Indonesia, 3.55%, 3/31/2032		12,622,000	11,721,556
Republic of Indonesia, 4.7%, 6/06/2032 (n)		7,654,000	7,769,593
Republic of Indonesia, 4.65%, 9/20/2032		18,429,000	18,465,389
Republic of Indonesia, 4.85%, 1/11/2033		21,804,000	22,175,345
Republic of Indonesia, 1.1%, 3/12/2033	EUR	12,850,000	10,477,971
Republic of Indonesia, 4.625%, 4/15/2043		$19,119,000	18,170,977
Republic of Indonesia, 5.125%, 1/15/2045		7,336,000	7,278,370
Republic of Indonesia, 4.35%, 1/11/2048		37,848,000	33,952,280
Republic of Indonesia, 5.45%, 9/20/2052		22,201,000	22,617,269
Republic of Indonesia, 5.65%, 1/11/2053		8,148,000	8,572,238
Saka Energi Indonesia PT, 4.45%, 5/05/2024 (n)		1,794,000	1,740,700
Star Energy Geothermal (Salak-Darajat) B.V., 4.85%, 10/14/2038 (n)		2,730,000	2,360,724
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		9,811,491	9,622,251
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		8,480,157	8,316,595
			$338,782,633
Israel – 0.6%
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		$23,628,000	$21,885,671
Teva Pharmaceutical Finance Netherlands III B.V., 7.875%, 9/15/2029		11,028,000	11,548,081
Teva Pharmaceutical Finance Netherlands III B.V., 8.125%, 9/15/2031		6,224,000	6,572,457
			$40,006,209
Jamaica – 0.2%
Government of Jamaica, 7.875%, 7/28/2045		$9,950,000	$11,597,869
Jordan – 1.1%
Hashemite Kingdom of Jordan, 7.5%, 1/13/2029 (n)		$11,477,000	$11,474,934
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030 (n)		14,270,000	12,807,325
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030		11,987,000	10,758,332
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047		49,109,000	41,413,620
			$76,454,211
Kazakhstan – 2.2%
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)		$5,565,000	$5,091,962
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030		10,841,000	9,919,489
KazMunayGas National Co., JSC (Republic of Kazakhstan), 3.5%, 4/14/2033		15,784,000	12,129,436
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.75%, 4/19/2047		11,799,000	9,321,210
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048 (n)		2,262,000	1,903,337
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		38,224,000	32,163,203
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		6,227,000	5,786,627
Republic of Kazakhstan, 6.5%, 7/21/2045		23,384,000	24,838,765
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		36,268,000	32,323,855
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		17,232,000	12,994,651

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Kazakhstan – continued
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030		$3,600,000	$2,714,760
			$149,187,295
Kenya – 0.6%
Republic of Kenya, 7%, 5/22/2027		$11,841,000	$9,505,718
Republic of Kenya, 8%, 5/22/2032		34,072,000	25,487,560
Republic of Kenya, 8.25%, 2/28/2048		10,636,000	7,072,940
			$42,066,218
Kuwait – 0.4%
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR - 1 day + 1.05%) to 9/15/2027 (n)		$20,897,000	$18,711,383
NBK Tier 1 Financing Ltd., 3.625% to 2/24/2027, FLR (CMT - 6yr. + 2.875%) to 8/24/2169		11,122,000	9,590,233
			$28,301,616
Malaysia – 0.8%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		$37,559,000	$31,994,259
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)		13,237,000	10,737,890
PETRONAS Capital Ltd. (Federation of Malaysia), 3.404%, 4/28/2061		13,798,000	10,078,659
			$52,810,808
Mexico – 8.4%
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171		$9,854,000	$7,976,813
Banco Mercantil del Norte S.A., 7.625% to 1/10/2028, FLR (CMT - 10yr. + 5.353%) to 10/06/2171		7,945,000	7,231,185
Becle S.A.B. de C.V., 2.5%, 10/14/2031		21,677,000	17,742,625
CEMEX S.A.B. de C.V., 9.125%, 3/14/2171 (n)		17,243,000	17,122,319
Comision Federal de Electricidad (United Mexican States), 4.688%, 5/15/2029 (n)		14,892,000	13,440,030
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)		17,771,000	13,712,104
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		16,523,000	14,540,230
GCC S.A.B de C.V., 3.614%, 4/20/2032 (n)		17,024,000	14,425,666
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		18,002,000	15,809,527
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026		2,802,000	2,460,743
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		5,863,000	5,371,974
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027		13,049,000	11,956,146
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048 (n)		9,897,000	7,556,459
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		14,716,000	11,235,813
Petroleos Mexicanos, 6.49%, 1/23/2027		11,715,000	10,491,690
Petroleos Mexicanos, 8.75%, 6/02/2029		14,268,000	13,105,734
Petroleos Mexicanos, 6.84%, 1/23/2030		25,351,000	20,486,452
Petroleos Mexicanos, 5.95%, 1/28/2031		50,648,000	37,432,833
Petroleos Mexicanos, 6.7%, 2/16/2032		31,347,000	24,130,068
Petroleos Mexicanos, 10%, 2/07/2033 (n)		52,899,000	49,135,982
Petroleos Mexicanos, 6.75%, 9/21/2047		46,471,000	28,638,609
Petroleos Mexicanos, 7.69%, 1/23/2050		76,399,000	50,920,880
Petroleos Mexicanos, 6.95%, 1/28/2060		48,111,000	29,513,539
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028 (n)		20,292,000	13,369,220
United Mexican States, 5.75%, 3/05/2026	MXN	188,400,000	9,487,744
United Mexican States, 5.4%, 2/09/2028		$12,541,000	12,947,128
United Mexican States, 8.5%, 5/31/2029	MXN	132,400,000	7,246,487
United Mexican States, 7.75%, 5/29/2031		288,900,000	15,074,315
United Mexican States, 4.875%, 5/19/2033		$11,369,000	11,016,625
United Mexican States, 1.45%, 10/25/2033	EUR	8,904,000	7,100,552
United Mexican States, 3.5%, 2/12/2034		$18,320,000	15,733,774
United Mexican States, 6.35%, 2/09/2035		14,498,000	15,525,667
United Mexican States, 6.338%, 5/04/2053		39,509,000	40,736,016
			$572,674,949

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Morocco – 1.5%
Kingdom of Morocco, 5.95%, 3/08/2028 (n)	$16,069,000	$16,451,121
Kingdom of Morocco, 3%, 12/15/2032	16,000,000	12,920,640
Kingdom of Morocco, 6.5%, 9/08/2033 (n)	34,696,000	35,940,407
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044	10,563,000	9,717,960
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)	1,559,000	1,434,280
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)	17,682,000	13,016,427
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051	14,964,000	11,015,599
		$100,496,434
Nigeria – 1.2%
Federal Republic of Nigeria, 6.125%, 9/28/2028 (n)	$13,582,000	$10,325,036
Federal Republic of Nigeria, 7.875%, 2/16/2032	38,017,000	28,037,538
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)	22,438,000	15,482,220
Federal Republic of Nigeria, 7.375%, 9/28/2033	5,912,000	4,079,280
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)	336,000	221,760
Federal Republic of Nigeria, 7.696%, 2/23/2038	31,700,000	20,922,000
Federal Republic of Nigeria, 7.625%, 11/28/2047	6,097,000	3,791,163
Federal Republic of Nigeria, 9.248%, 1/21/2049	500,000	360,000
		$83,218,997
Oman – 3.4%
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)	$16,730,000	$16,228,100
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031	6,350,000	6,159,500
Sultanate of Oman, 6.25%, 1/25/2031	7,187,000	7,430,711
Sultanate of Oman, 6.5%, 3/08/2047	30,435,000	28,501,160
Sultanate of Oman, 6.75%, 1/17/2048 (n)	200,000	192,972
Sultanate of Oman, 6.75%, 1/17/2048	90,921,000	87,726,218
Sultanate of Oman, 7%, 1/25/2051 (n)	15,943,000	15,803,499
Sultanate of Oman, 7%, 1/25/2051	71,816,000	71,187,610
		$233,229,770
Pakistan – 0.2%
Islamic Republic of Pakistan, 6%, 4/08/2026 (n)	$6,900,000	$2,473,512
Islamic Republic of Pakistan, 6.875%, 12/05/2027	7,200,000	2,525,904
Islamic Republic of Pakistan, 7.375%, 4/08/2031	15,248,000	5,144,980
Islamic Republic of Pakistan, 8.875%, 4/08/2051 (n)	5,978,000	1,972,740
Islamic Republic of Pakistan, 8.875%, 4/08/2051	3,107,000	1,025,310
		$13,142,446
Panama – 2.0%
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 5.125%, 8/11/2061 (n)	$6,963,000	$5,360,117
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	7,762,000	6,733,613
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)	10,029,000	9,402,187
Autoridad del Canal de Panama, 4.95%, 7/29/2035	5,469,000	5,127,187
Banco General S.A., 5.25% to 5/07/2031, FLR (CMT - 10yr. + 3.665%) to 5/07/2071 (n)	5,240,000	4,440,900
Cable Onda S.A., 4.5%, 1/30/2030 (n)	5,990,000	4,911,800
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)	6,521,000	5,314,615
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049	6,500,000	5,297,500
Panama Canal Railway Co., 7%, 11/01/2026	2,459,016	2,434,426
Panama Canal Railway Co., 7%, 11/01/2026 (n)	488,040	483,160
Republic of Panama, 3.362%, 6/30/2031 (n)	17,829,000	15,199,222
Republic of Panama, 3.298%, 1/19/2033	3,289,000	2,775,995
Republic of Panama, 6.4%, 2/14/2035	31,367,000	33,164,841
Republic of Panama, 6.853%, 3/28/2054	14,676,000	15,318,363
Republic of Panama, 4.5%, 1/19/2063	27,006,000	19,867,490
		$135,831,416

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Paraguay – 1.5%
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)		$6,079,000	$5,461,982
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025		1,200,000	1,078,200
Republic of Paraguay, 5.6%, 3/13/2048 (n)		3,088,000	2,701,817
Republic of Paraguay, 5.6%, 3/13/2048		33,159,000	29,012,158
Republic of Paraguay, 5.4%, 3/30/2050 (n)		256,000	217,672
Republic of Paraguay, 5.4%, 3/30/2050		59,040,000	50,200,658
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		3,483,000	3,213,601
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027		9,397,000	8,670,172
			$100,556,260
Peru – 0.9%
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024		$300,458	$302,712
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024 (n)		18,290	18,427
Peru LNG, 5.375%, 3/22/2030		14,394,000	11,623,155
Republic of Peru, 2.844%, 6/20/2030		7,259,000	6,435,681
Republic of Peru, 2.783%, 1/23/2031		11,914,000	10,318,456
Republic of Peru, 1.862%, 12/01/2032		8,054,000	6,222,878
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		20,685,000	17,582,250
Volcan Compañía Minera S.A.A., 4.375%, 2/11/2026		9,859,000	7,468,863
			$59,972,422
Philippines – 1.0%
ICTSI Treasury B.V., 3.5%, 11/16/2031		$20,070,000	$16,736,020
Republic of Philippines, 3.556%, 9/29/2032		8,354,000	7,759,492
Republic of Philippines, 5.609%, 4/13/2033		9,998,000	10,809,144
Republic of Philippines, 1.2%, 4/28/2033	EUR	8,055,000	6,589,400
Republic of Philippines, 5%, 7/17/2033		$19,783,000	20,404,130
Republic of Philippines, 1.75%, 4/28/2041	EUR	7,151,000	5,087,033
			$67,385,219
Poland – 0.9%
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025 (n)		$11,099,000	$9,844,873
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025		400,000	354,802
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		15,169,000	12,151,481
Republic of Poland, 4.875%, 10/04/2033		14,786,000	15,006,193
Republic of Poland, 5.5%, 4/04/2053		11,663,000	12,072,931
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	16,571,000	14,315,155
Synthos S.A., 2.5%, 6/07/2028		600,000	518,321
			$64,263,756
Qatar – 1.3%
CBQ Finance Ltd. Co., 2%, 5/12/2026		$14,800,000	$13,536,863
Qatar Petroleum, 2.25%, 7/12/2031 (n)		6,630,000	5,709,173
Qatar Petroleum, 3.125%, 7/12/2041		11,137,000	8,756,466
Qatar Petroleum, 3.3%, 7/12/2051		13,536,000	10,181,779
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		14,678,000	13,627,907
State of Qatar, 4.625%, 6/02/2046		4,000,000	3,900,800
State of Qatar, 4.817%, 3/14/2049 (n)		15,461,000	15,285,363
State of Qatar, 4.817%, 3/14/2049		20,300,000	20,069,392
			$91,067,743
Republic of Moldova – 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$17,038,000	$11,585,840
Aragvi Finance International DAC, 8.45%, 4/29/2026		1,100,000	748,000
			$12,333,840

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Romania – 1.7%
Republic of Romania, 5.25%, 11/25/2027 (n)		$19,034,000	$18,822,723
Republic of Romania, 6.625%, 2/17/2028 (n)		17,440,000	18,124,346
Republic of Romania, 1.75%, 7/13/2030 (n)	EUR	12,620,000	10,359,958
Republic of Romania, 2.124%, 7/16/2031		7,170,000	5,836,019
Republic of Romania, 2%, 1/28/2032		4,581,000	3,608,172
Republic of Romania, 2%, 1/28/2032 (n)		7,236,000	5,699,352
Republic of Romania, 3.625%, 3/27/2032		$6,662,000	5,687,109
Republic of Romania, 7.125%, 1/17/2033 (n)		20,216,000	21,609,893
Republic of Romania, 2%, 4/14/2033	EUR	5,459,000	4,164,374
Republic of Romania, 6%, 5/25/2034 (n)		$12,038,000	11,935,918
Republic of Romania, 2.625%, 12/02/2040 (n)	EUR	6,079,000	3,915,157
Republic of Romania, 2.625%, 12/02/2040		3,100,000	1,996,543
Republic of Romania, 2.75%, 4/14/2041 (n)		10,665,000	6,925,646
			$118,685,210
Russia – 0.2%
Gazprom PJSC (Russian Federation), 1.85%, 11/17/2028 (n)	EUR	16,371,000	$10,823,527
Russian Federation, 4.25%, 6/23/2027 (a)(z)		$400,000	20,000
Russian Federation, 5.1%, 3/28/2035 (a)(z)		7,400,000	370,000
			$11,213,527
Saudi Arabia – 3.9%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026 (n)		$14,651,000	$13,639,876
BSF Finance, 5.5%, 11/23/2027		15,722,000	16,115,050
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		17,142,000	16,906,640
GACI First Investment Co. (Kingdom of Saudi Arabia), 4.875%, 2/14/2035		10,254,000	10,141,821
Kingdom of Saudi Arabia, 5.5%, 10/25/2032 (n)		13,254,000	14,333,618
Kingdom of Saudi Arabia, 4.875%, 7/18/2033 (n)		11,414,000	11,720,808
Kingdom of Saudi Arabia, 4.875%, 7/18/2033		6,242,000	6,409,785
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		44,629,000	40,515,099
Kingdom of Saudi Arabia, 5.25%, 1/16/2050 (n)		9,684,000	9,532,736
Kingdom of Saudi Arabia, 5.25%, 1/16/2050		12,433,000	12,238,797
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		19,735,000	14,141,114
Kingdom of Saudi Arabia, 5%, 1/18/2053 (n)		29,757,000	28,128,459
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 2.694%, 6/17/2031 (n)		7,812,000	6,962,054
Saudi Arabian Oil Co., 3.5%, 4/16/2029		9,281,000	8,758,944
Saudi Arabian Oil Co., 2.25%, 11/24/2030 (n)		12,237,000	10,438,773
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		3,926,000	3,598,265
Saudi Arabian Oil Co., 3.5%, 11/24/2070		18,681,000	12,693,964
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 10/26/2046		36,693,000	32,889,183
			$269,164,986
Senegal – 0.1%
Republic of Senegal, 6.75%, 3/13/2048		$6,442,000	$4,300,035
Serbia – 0.6%
Republic of Serbia, 6.25%, 5/26/2028 (n)		$18,939,000	$19,321,568
Republic of Serbia, 1.5%, 6/26/2029	EUR	7,166,000	6,054,978
Republic of Serbia, 6.5%, 9/26/2033 (n)		$14,896,000	15,101,595
			$40,478,141
Singapore – 1.2%
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)		$6,196,000	$5,682,135
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030		1,640,000	1,503,986
Oversea-Chinese Banking Corp. Ltd., 4.602% to 6/15/2027, FLR (CMT - 5yr. + 1.575%) to 6/15/2032		9,730,000	9,513,272
Puma International Financing S.A., 5%, 1/24/2026		16,656,000	14,963,315

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Singapore – continued
Puma International Financing S.A., 5%, 1/24/2026 (n)		$6,960,000	$6,252,682
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		19,169,000	17,006,535
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)		10,668,000	10,110,288
Vena Energy Capital Pte Ltd., 3.133%, 2/26/2025		18,503,000	17,445,038
			$82,477,251
Slovenia – 0.2%
United Group B.V., 3.125%, 2/15/2026	EUR	6,062,000	$5,795,326
United Group B.V., 3.625%, 2/15/2028		6,638,000	5,530,429
United Group B.V., 4.625%, 8/15/2028 (n)		5,209,000	4,405,296
			$15,731,051
South Africa – 2.6%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$38,683,000	$37,677,242
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		22,997,000	21,617,180
Petra Diamonds US$ Treasury PLC, 10.5% (10.5% PIK/9.75% Cash to 6/30/2023), 9.75% Cash to 3/08/2026 (n)(p)		9,578,727	9,051,897
Petra Diamonds US$ Treasury PLC, 10.5% (10.5% PIK/9.75% Cash to 6/30/2023), 9.75% Cash to 3/08/2026 (p)		842,562	796,221
Republic of South Africa, 5.75%, 9/30/2049		54,075,000	38,727,217
Republic of South Africa, 7.3%, 4/20/2052		40,487,000	34,471,604
Sasol Financing (USA) LLC, 8.75%, 5/03/2029 (n)(w)		11,564,000	11,599,039
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		28,262,000	23,400,034
			$177,340,434
South Korea – 0.8%
Export-Import Bank of Korea, 4.5%, 9/15/2032		$9,050,000	$9,115,430
Korea Development Bank, 4.25%, 9/08/2032		14,001,000	13,860,214
Shinhan Bank Co. Ltd., 4%, 4/23/2029		681,000	632,201
SK Hynix, Inc., 6.25%, 1/17/2026 (n)		12,591,000	12,617,931
SK Hynix, Inc., 6.375%, 1/17/2028 (n)		16,000,000	16,089,429
			$52,315,205
Sri Lanka – 0.3%
Republic of Sri Lanka, 7.85%, 3/14/2029 (a)(n)		$3,554,000	$1,165,769
Republic of Sri Lanka, 7.85%, 3/14/2029 (a)		22,243,000	7,296,060
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(n)		3,761,000	1,233,344
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)		26,212,000	8,595,695
			$18,290,868
Thailand – 0.6%
Bangkok Bank Public Co. Ltd., 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034		$6,496,000	$5,573,568
Bangkok Bank Public Co. Ltd., 3.466% to 9/23/2031, FLR (CMT - 5yr. + 2.15%) to 9/23/2036 (n)		16,713,000	13,683,609
Kasikornbank PLC (Hong Kong Branch), 3.343%, 10/02/2031		19,630,000	17,581,581
Thaioil Treasury Center Co. Ltd., 3.75%, 6/18/2050 (n)		7,126,000	4,745,053
			$41,583,811
Turkey – 3.5%
Republic of Turkey, 5.6%, 11/14/2024		$5,079,000	$4,880,350
Republic of Turkey, 4.25%, 3/13/2025		19,696,000	18,268,040
Republic of Turkey, 4.75%, 1/26/2026		11,811,000	10,740,333
Republic of Turkey, 4.875%, 10/09/2026		25,776,000	23,030,856
Republic of Turkey, 9.875%, 1/15/2028		6,761,000	6,984,519
Republic of Turkey, 5.125%, 2/17/2028		20,612,000	17,911,828
Republic of Turkey, 6.125%, 10/24/2028		21,535,000	19,259,741
Republic of Turkey, 7.625%, 4/26/2029		10,683,000	10,122,143
Republic of Turkey, 5.25%, 3/13/2030		41,298,000	33,962,649
Republic of Turkey, 5.95%, 1/15/2031		16,721,000	14,045,640

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Turkey – continued
Republic of Turkey, 5.875%, 6/26/2031	$28,431,000	$23,640,376
Republic of Turkey, 9.375%, 1/19/2033	13,754,000	13,864,032
Republic of Turkey, 6.5%, 9/20/2033	23,296,000	19,720,064
Republic of Turkey, 6.875%, 3/17/2036	6,038,000	5,145,402
Republic of Turkey, 6%, 1/14/2041	6,720,000	5,040,000
Republic of Turkey, 6.625%, 2/17/2045	5,256,000	4,144,356
Republic of Turkey, 5.75%, 5/11/2047	13,948,000	9,884,390
		$240,644,719
Ukraine – 0.7%
Government of Ukraine, 7.75% (7.75% Cash or 7.75% PIK), 9/01/2029 (a)(p)	$5,310,000	$913,652
Government of Ukraine, 6.876%, 5/21/2031 (a)(n)	14,057,000	2,269,327
Government of Ukraine, 6.876% (6.876% Cash or 6.876% PIK), 5/21/2031 (a)(p)	13,507,000	2,180,536
Government of Ukraine, 7.375% (7.375% Cash or 7.375% PIK), 9/25/2034 (a)(p)	49,267,000	7,922,749
Government of Ukraine, 7.253%, 3/15/2035 (a)(n)	24,720,000	4,006,185
Government of Ukraine, 7.253% (7.253% Cash or 7.253% PIK), 3/15/2035 (a)(p)	25,059,000	4,061,124
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2041 (a)	28,126,000	7,142,246
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (a)(z)	1,969,000	413,244
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (a)	7,385,000	1,549,927
NPC Ukrenergo (Government of Ukraine), 6.875%, 11/09/2028 (a)(n)	12,598,000	2,078,670
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025	8,418,600	6,734,880
Ukrainian Railways, 8.25%, 7/09/2026 (a)	20,234,000	3,857,106
Ukrainian Railways, 7.875%, 7/15/2028	11,762,000	2,332,552
		$45,462,198
United Arab Emirates – 2.9%
Abu Dhabi Commercial Bank PJSC, 3.5%, 3/31/2027	$13,195,000	$12,559,925
Abu Dhabi Commercial Bank PJSC, 4.5%, 9/14/2027	2,500,000	2,472,075
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047	24,888,000	23,455,447
Abu Dhabi National Energy Co. PJSC, 4.696%, 4/24/2033 (n)	20,280,000	20,589,067
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)	9,533,000	8,715,831
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028	2,100,000	1,919,988
DAE Sukuk DIFC Ltd., 3.75%, 2/15/2026 (n)	14,041,000	13,531,817
Emirate of Sharjah, 6.5%, 11/23/2032 (n)	8,101,000	8,388,585
Emirate of Sharjah, 3.625%, 3/10/2033	12,781,000	10,601,942
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)	6,389,000	6,206,658
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035	3,400,000	3,302,964
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	7,714,000	6,356,327
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036	9,094,000	7,493,446
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)	20,571,851	16,863,191
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040	3,704,415	3,036,589
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040 (n)	1,691,000	1,344,420
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040	21,941,000	17,444,067
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026	3,848,000	3,751,521
MDGH - GMTN RSC Ltd. (United Arab Emirates), 5.5%, 4/28/2033 (n)	12,443,000	13,434,806
National Central Cooling Co., PJSC (United Arab Emirates), 2.5%, 10/21/2027	7,792,000	7,038,124
Sweihan PV Power Co. PJSC, 3.625%, 1/31/2049 (n)	13,230,952	10,965,152
		$199,471,942
United Kingdom – 0.0%
SCC Power PLC, 8% (8% Cash or 4% Cash and 4% PIK) to 6/15/2024, 8% Cash to 12/31/2028 (n)(p)	$6,855,432	$2,313,708
SCC Power PLC, 4% (4% Cash or 4% PIK) to 6/15/2024, 4% Cash to 5/17/2032 (n)(p)	3,713,358	334,473
		$2,648,181

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
United States – 2.6%
Hyundai Capital America, 2.375%, 10/15/2027 (n)		$6,889,000	$6,098,694
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032 (n)		16,013,000	13,445,956
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033 (n)		13,692,000	13,118,990
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)		33,726,000	33,512,578
U.S. Treasury Bonds, 2.5%, 2/15/2046		97,983,600	78,076,854
U.S. Treasury Notes, 3.875%, 9/30/2029		10,111,000	10,319,144
U.S. Treasury Notes, 2.75%, 8/15/2032		22,889,000	21,662,292
			$176,234,508
Uruguay – 1.2%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	286,311,000	$6,911,901
Oriental Republic of Uruguay, 8.25%, 5/21/2031		296,221,000	6,857,285
Oriental Republic of Uruguay, 5.75%, 10/28/2034		$18,954,000	21,042,666
Oriental Republic of Uruguay, 5.1%, 6/18/2050		3,924,000	4,013,531
Oriental Republic of Uruguay, 4.975%, 4/20/2055		36,838,000	36,964,316
Oriental Republic of Uruguay, Inflation Linked Bond, 3.875%, 7/02/2040	UYU	246,314,032	6,691,420
			$82,481,119
Uzbekistan – 1.1%
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		$16,390,000	$14,854,257
National Bank of Uzbekistan, 4.85%, 10/21/2025		16,746,000	15,448,185
Republic of Uzbekistan, 3.7%, 11/25/2030 (n)		9,636,000	7,865,385
Republic of Uzbekistan, 3.9%, 10/19/2031		7,694,000	6,247,174
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		15,885,000	14,733,338
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)		16,046,000	12,916,837
			$72,065,176
Venezuela – 0.2%
Republic of Venezuela, 9%, 5/07/2023 (a)(d)		$10,104,000	$1,010,400
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)		17,593,000	1,759,300
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)		33,488,000	3,348,800
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)		8,435,000	843,500
Republic of Venezuela, 7%, 3/31/2038 (a)(d)		68,785,500	6,878,550
			$13,840,550
Vietnam – 0.9%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		$15,030,000	$13,010,569
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		6,800,000	5,886,352
Socialist Republic of Vietnam, 4.8%, 11/19/2024		41,608,000	40,634,586
			$59,531,507
Zambia – 0.2%
Republic of Zambia, 8.97%, 7/30/2027 (a)(d)		$34,981,000	$16,168,218
Total Bonds			$6,245,022,367
Common Stocks – 0.1%
United Kingdom – 0.1%
Petra Diamonds Ltd. (a)		3,038,227	$2,596,439
Investment Companies (h) – 7.9%
Money Market Funds – 7.9%
MFS Institutional Money Market Portfolio, 4.59% (v)		541,460,068	$541,568,361

Other Assets, Less Liabilities – 0.6%			42,538,730
Net Assets – 100.0%			$6,831,725,897

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $541,568,361 and $6,247,618,806, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,189,721,016, representing 32.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Antofagasta PLC, 5.625%, 5/13/2032	5/10/22-2/15/23	$13,717,967	$13,963,522
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026	11/04/19-10/22/20	1,935,359	413,244
Russian Federation, 4.25%, 6/23/2027	6/21/17	399,907	20,000
Russian Federation, 5.1%, 3/28/2035	3/21/19	7,400,000	370,000
Total Restricted Securities			$14,766,766
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso
Derivative Contracts at 4/30/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	14,215,906	USD	2,787,979	Goldman Sachs International	6/02/2023	$44,850
CLP	14,765,131,342	USD	17,652,139	Goldman Sachs International	6/02/2023	564,292
EUR	9,390,141	USD	10,346,059	JPMorgan Chase Bank N.A.	7/21/2023	46,644
EUR	1,664,934	USD	1,836,284	State Street Bank Corp.	7/21/2023	6,411
HUF	5,973,537,669	USD	17,132,280	Goldman Sachs International	7/21/2023	105,600
IDR	142,359,692,548	USD	9,654,123	Barclays Bank PLC	7/17/2023	32,984

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
IDR	70,363,950,980	USD	4,698,447	Barclays Bank PLC	8/28/2023	$84,972
IDR	10,810,193,057	USD	709,726	Citibank N.A.	5/10/2023	26,997
IDR	100,913,830,580	USD	6,779,565	Goldman Sachs International	7/17/2023	87,288
INR	951,306,230	USD	11,562,706	Barclays Bank PLC	7/11/2023	22,189
INR	277,240,365	USD	3,358,739	Goldman Sachs International	7/11/2023	17,462
INR	562,474,685	USD	6,817,049	Merrill Lynch International	7/11/2023	32,701
MXN	152,838,162	USD	8,298,725	JPMorgan Chase Bank N.A.	7/21/2023	66,930
PEN	38,129,691	USD	10,138,067	Goldman Sachs International	7/07/2023	108,247
THB	981,580,757	USD	28,592,507	JPMorgan Chase Bank N.A.	5/23/2023	208,447
USD	20,328,407	COP	94,233,416,084	Barclays Bank PLC	7/10/2023	567,874
USD	5,789,151	COP	26,977,443,389	Goldman Sachs International	7/10/2023	132,042
USD	10,494,935	PHP	570,399,752	Barclays Bank PLC	6/07/2023	204,948
						$2,360,878
Liability Derivatives
BRL	44,239,842	USD	8,901,377	Merrill Lynch International	6/02/2023	$(85,623)
CAD	21,839	USD	16,289	Merrill Lynch International	7/21/2023	(144)
CLP	2,757,057,941	USD	3,445,246	Barclays Bank PLC	6/02/2023	(43,735)
COP	91,786,846,545	USD	19,981,270	Barclays Bank PLC	7/10/2023	(733,777)
COP	29,424,012,928	USD	6,409,051	Merrill Lynch International	7/10/2023	(238,903)
EUR	3,411,984	USD	3,783,521	Barclays Bank PLC	7/21/2023	(7,248)
EUR	667,397	USD	739,698	UBS AG	7/21/2023	(1,044)
MYR	74,649,784	USD	17,436,242	Barclays Bank PLC	5/15/2023	(687,134)
PHP	570,399,751	USD	10,329,586	Barclays Bank PLC	6/07/2023	(39,598)
SGD	13,804,594	USD	10,379,681	BNP Paribas S.A.	7/21/2023	(3,312)
USD	5,391,386	BRL	27,075,000	Banco Santander S.A	6/02/2023	(3,899)
USD	5,552,208	BRL	28,854,824	Goldman Sachs International	6/02/2023	(197,745)
USD	4,439,074	CLP	3,628,173,518	Goldman Sachs International	6/02/2023	(37,172)
USD	293,645,100	EUR	266,801,409	HSBC BANKUSA	7/21/2023	(1,642,077)
USD	16,735,680	MYR	74,649,784	Barclays Bank PLC	5/15/2023	(13,428)
USD	8,090,673	THB	278,027,070	Barclays Bank PLC	5/23/2023	(67,031)
USD	10,303,420	THB	354,180,063	JPMorgan Chase Bank N.A.	5/23/2023	(88,719)
						$(3,890,589)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	953	$125,468,406	June – 2023	$1,591,133
U.S. Treasury Note 10 yr	Long	USD	1,399	161,169,172	June – 2023	3,215,507
U.S. Treasury Ultra Bond	Long	USD	343	48,502,344	June – 2023	1,861,377
U.S. Treasury Ultra Note 10 yr	Long	USD	604	73,357,688	June – 2023	2,008,702
						$8,676,719
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	580	$86,636,702	June – 2023	$(3,177,649)
Euro-OAT 10 yr	Short	EUR	63	9,023,871	June – 2023	(288,928)
						$(3,466,577)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/24	USD	20,027,000	Barclays Bank PLC	(1)	1.00%/Quarterly	$(33,023)	$(213,838)	$(246,861)
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Korea, 2.75%, 1/19/2027.
At April 30, 2023, the fund had cash collateral of $1,233,000 and other liquid securities with an aggregate value of $16,933,130 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,596,439	$—	$—	$2,596,439
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	143,570,869	—	143,570,869
Non - U.S. Sovereign Debt	—	4,458,117,671	—	4,458,117,671
U.S. Corporate Bonds	—	32,663,640	—	32,663,640
Foreign Bonds	—	1,610,670,187	—	1,610,670,187
Mutual Funds	541,568,361	—	—	541,568,361
Total	$544,164,800	$6,245,022,367	$—	$6,789,187,167
Other Financial Instruments
Futures Contracts – Assets	$8,676,719	$—	$—	$8,676,719
Futures Contracts – Liabilities	(3,466,577)	—	—	(3,466,577)
Forward Foreign Currency Exchange Contracts – Assets	—	2,360,878	—	2,360,878
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,890,589)	—	(3,890,589)
Swap Agreements – Liabilities	—	(246,861)	—	(246,861)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 7/31/22	$2,106,470
Realized gain (loss)	2,892,301
Change in unrealized appreciation or depreciation	(2,106,470)
Disposed of as part of a corporate action	(2,892,301)
Balance as of 4/30/23	$—
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$570,154,423	$1,412,087,442	$1,440,726,880	$(57,667)	$111,043	$541,568,361
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$13,448,472	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2023, are as follows:
United States	11.2%
Mexico	8.6%
India	5.0%
Indonesia	5.0%
Chile	4.2%
Saudi Arabia	4.0%
Turkey	3.6%
Dominican Republic	3.5%
Oman	3.5%
Other Countries	51.4%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.